Income taxes - Current and deferred components of income tax expenses, disaggregated by jurisdiction (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current income tax expense:
Current tax expense, domestic	¥ 24,067,270	$ 3,441,573
Total current tax expense	30,674,579	4,386,405	¥ 65,805,623	¥ 64,458,408
Deferred income tax expense/(benefit)				(2,117,892)
Total income tax expense:
Income tax expense/(benefit), domestic	24,067,270	3,441,573
Total income tax expense/(benefit)	30,674,579	4,386,405	¥ 65,805,623	¥ 62,340,516
Hong Kong
Current income tax expense:
Current tax expense, foreign	5,673,334	811,276
Total income tax expense:
Income tax expense/(benefit), foreign	5,673,334	811,276
United States
Current income tax expense:
Current tax expense, foreign	834,699	119,360
Total income tax expense:
Income tax expense/(benefit), foreign	834,699	119,360
Australia
Current income tax expense:
Current tax expense, foreign	93,526	13,374
Total income tax expense:
Income tax expense/(benefit), foreign	93,526	13,374
United Kingdom
Current income tax expense:
Current tax expense, foreign	5,750	822
Total income tax expense:
Income tax expense/(benefit), foreign	¥ 5,750	$ 822